Stockholder’s Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stockholder’s Equity [Abstract]
Stockholder’s Equity

10.    Stockholder’s Equity

Reverse Recapitalization

As described in Note 2, Summary of Significant Accounting Policies, all historical equity data, including stock option data, in these unaudited condensed consolidated financial statements has been retrospectively adjusted by the Exchange Ratio to reflect the reverse recapitalization that occurred on September 29, 2023.

Common Stock

As of March 31, 2024, the Company had authorized 500,000,000 shares of common stock, par value $0.0001 per share. As of March 31, 2024, 22,388,976 shares of common stock were issued and outstanding, and 477,611,024 shares of common stock were reserved for future issuance.

Preferred Stock

As of March 31, 2024, the Company had authorized 10,000,000 shares of preferred stock, par value $0.0001. As of March 31, 2024, zero shares of preferred stock were issued or outstanding.

Employee Stock Purchase Plan

Upon consummation of the Business Combination, the Company adopted an employee stock purchase plan (“ESPP”). The maximum number of shares of the Company’s common stock that may be issued under the ESPP is 3.0% of the fully diluted common stock of the Company, determined as of immediately following Closing. Such maximum number of shares is subject to automatic annual increases. The Company’s employees and the employees of any designated affiliates may participate in the ESPP. The purchase price of the ESPP shares is 85.0% of the lesser of the fair market value of the Company’s common stock on the first day of an offering or on the applicable date of purchase. As of March 31, 2024, there were no transactions with respect to the ESPP.

2019 Plan

The Company’s 2019 Plan (“2019 Plan”) became effective on October 23, 2019. The 2019 Plan provides for the grant of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock unit awards and performance share awards to employees, directors, and consultants of the Company. As of March 31, 2024, the Company has only issued stock options.

Stock options granted under the 2019 Plan expire no later than ten years from the date of grant and generally vest over a four-year period, with vesting occurring at a rate of 25.0% at the end of the first and thereafter in 36 equal monthly installments, or in the case of awards granted to board members, on a monthly basis over three or four years. In general, vested options expire if not exercised within three months after termination of service.

2023 Plan

Upon consummation of the Business Combination, the Company adopted the 2023 equity incentive plan (“2023 Plan”). The maximum number of shares of common stock that may be issued under the 2023 Plan is 12.0% of the fully diluted common stock of the Company, determined as of immediately following Closing. Such maximum number of shares is subject to automatic annual increases. Under the 2023 Plan, restricted shares and stock options with service or performance based conditions may be granted to employees and nonemployees.

Upon the effective date of the 2023 Plan, the Company may not grant any additional awards under the 2019 Plan. As of March 31, 2024, certain awards to executives and non-employee directors were granted under the 2023 Plan. Stock options granted under the 2023 Plan expire no later than ten years from the date of grant and generally vest on a monthly basis over three or four years. In general, vested options expire if not exercised within three months after termination of service.

The fair value of each employee and non-employee stock option grant under the 2019 Plan and 2023 Plan are estimated on the date of grant using the Black-Scholes option-pricing model. Due to the Company’s limited operating history and a lack of company-specific historical and implied volatility data, the Company estimated expected volatility based on the historical volatility of a group of similar companies that are publicly traded. The historical volatility data was computed using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the stock-based awards. Due to the lack of historical exercise history, the expected term of the Company’s stock options for employees has been determined utilizing the “simplified” method for awards. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected dividend yield is zero since the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

A summary of the Company’s stock option activity for the three months ended March 31, 2024 is as follows:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding as of December 31, 2023	2,078,986	$6.25
Granted	2,295,000	1.62
Forfeited	(109,725)	6.65
Exercised	—	—
Outstanding as of March 31, 2024	4,264,261	$3.75

The weighted average assumptions used in the Black-Scholes option pricing model to determine the fair value of stock option grants for the three months ended March 31, 2024 were as follows:

2023 Plan
Common stock fair value	$1.62
Risk-free interest rate	4.2%
Expected volatility	92.0%
Expected term (in years)	6.9
Expected dividend yield	—%

Stock options outstanding, vested and expected to vest and exercisable as of March 31, 2024 are as follows:

	Number of Stock Options	Weighted Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Total Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2023	2,078,986	8.86	$6.25	$317
Outstanding as of March 31, 2024	4,264,261	3.97	$3.75	$825
Vested and expected to vest as of March 31, 2024	4,264,261	3.97	$3.75	$825
Exercisable as of March 31, 2024	1,038,115	8.68	$4.31	$289

Intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that had exercise prices that were lower than the per share fair value of the common stock on the related measurement date. The aggregate fair value of stock options vested during the three months ended March 31, 2024 was $3.8 million.

As of March 31, 2024, the total unrecognized stock-based compensation related to unvested stock option awards granted was $12.4 million, which the Company expects to recognize over a remaining weighted- average period of approximately 3.1 years.

Stock-based compensation expense, recognized in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss for the 2019 Plan was recorded as follows (in thousands):

	Three Months Ended March 31
	2024	2023
Research and development	$145	$330
General and administrative	972	928
Total stock-based compensation expense	$1,117	$1,258

10. Stockholder’s Equity

Reverse Recapitalization

As described in Note 2, Summary of Significant Accounting Policies, all historical equity data, including stock option data, in these consolidated financial statements has been retrospectively adjusted by the Exchange Ratio to reflect the reverse recapitalization that occurred on September 29, 2023.

Common Stock

As of December 31, 2023, the Company had authorized 500,000,000 shares of common stock, par value $0.0001 per share. As of December 31, 2023, 21,888,976 shares of common stock were issued and outstanding, and 478,111,024 shares of common stock were reserved for future issuance.

Preferred Stock

As of December 31, 2023, the Company had authorized 10,000,000 shares of preferred stock, par value $0.0001. As of December 31, 2023, zero shares of preferred stock were issued or outstanding.

Employee Stock Purchase Plan

Upon consummation of the Business Combination, the Company adopted an employee stock purchase plan (“ESPP”). The maximum number of shares of the Company’s common stock that may be issued under the ESPP is 3.0% of the fully diluted common stock of the Company, determined as of immediately following Closing. Such maximum number of shares is subject to automatic annual increases. The Company’s employees and the employees of any designated affiliates may participate in the ESPP. The purchase price of the ESPP shares is 85% of the lesser of the fair market value of the Company’s common stock on the first day of an offering or on the applicable date of purchase. As of December 31, 2023, there were no transactions with respect to the ESPP.

2023 Plan

Upon consummation of the Business Combination, the Company adopted the 2023 equity incentive plan (“2023 Plan”). The maximum number of shares of common stock that may be issued under the 2023 Plan is 12.0% of the fully diluted common stock of the Company, determined as of immediately following Closing. Such maximum number of shares is subject to automatic annual increases. Under the 2023 Plan, restricted shares and stock options with service or performance based conditions may be granted to employees and nonemployees.

Upon the effective date of the 2023 Plan, the Company may not grant any additional awards under the 2019 Plan. As of December 31, 2023, no awards were granted under the 2023 Plan.

2019 Plan

The Company’s 2019 Plan (“2019 Plan”) became effective on October 23, 2019. The 2019 Plan provides for the grant of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock unit awards and performance share awards to employees, directors, and consultants of the Company. As of December 31, 2023, the Company has only issued stock options.

Stock options granted under the 2019 Plan expire no later than ten years from the date of grant and generally vest over a four-year period, with vesting occurring at a rate of 25% at the end of the first and thereafter in 36 equal monthly installments, or in the case of awards granted to board members, on a monthly basis over three or four years. In general, vested options expire if not exercised within three months after termination of service.

The fair value of each employee and non-employee stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. Due to the Company’s limited operating history and a lack of company-specific historical and implied volatility data, the Company estimated expected volatility based on the historical volatility of a group of similar companies that are publicly traded. The historical volatility data was computed using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the stock-based awards. Due to the lack of historical exercise history, the expected term of the Company’s stock options for employees has been determined utilizing the “simplified” method for awards. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected dividend yield is zero since the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

A summary of the Company’s stock option activity for the year ended December 31, 2023 is as follows:

	Stock Options Outstanding	Weighted Average Exercise Price
Outstanding as of December 31, 2022	185,231	$1.37
Granted	2,173,693	6.67
Forfeited	(267,072)	6.56
Exercised	(12,866)	0.88
Outstanding as of December 31, 2023	2,078,986	$6.25

The weighted average assumptions used in the Black-Scholes option pricing model to determine the fair value of stock option grants for the year ended December 31, 2023 were as follows:

Common stock fair value	$9.18
Risk-free interest rate	3.5%
Expected volatility	111.0%
Expected term (in years)	6.1
Expected dividend yield	0.0%

Stock options outstanding, vested and expected to vest and exercisable as of December 31, 2023 are as follows:

	Number of Stock Options	Weighted Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Total Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2022	185,231	6.98	$1.37	$980
Outstanding as of December 31, 2023	2,078,986	8.86	$6.25	$317
Vested and expected to vest as of December 31, 2023	2,078,986	8.86	$6.25	$317
Exercisable as of December 31, 2023	302,760	7.46	$3.79	$317

Intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that had exercise prices that were lower than the per share fair value of the common stock on the related measurement date. The aggregate intrinsic value of stock options exercised during the year ended December 31, 2023 was $0.1 million. The aggregate fair value of stock options vested during the year ended December 31, 2023 was $1.2 million.

As of December 31, 2023, the total unrecognized stock-based compensation related to unvested stock option awards granted was $14.1 million, which the Company expects to recognize over a remaining weighted- average period of approximately 3.0 years.

Stock-based compensation expense, recognized in the Company’s consolidated statements of operations and comprehensive loss for the 2019 Plan was recorded as follows (in thousands):

	Years ended December 31
	2023	2022
Research and development	$898	$45
General and administrative	3,237	24
Total stock-based compensation expense	$4,135	$69